Schedule of Investments (unaudited)	iShares® MSCI Japan ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.4%
SG Holdings Co. Ltd.	988,700	$21,997,467
Yamato Holdings Co. Ltd.	899,900	24,587,593
		46,585,060
Airlines — 0.2%
ANA Holdings Inc.(a)	493,500	11,868,995
Japan Airlines Co. Ltd.(a)	445,500	10,086,933
		21,955,928
Auto Components — 2.4%
Aisin Corp.	454,800	19,768,423
Bridgestone Corp.	1,763,100	76,734,811
Denso Corp.	1,338,200	90,882,129
Koito Manufacturing Co. Ltd.	324,300	20,839,771
Stanley Electric Co. Ltd.	397,100	11,713,511
Sumitomo Electric Industries Ltd.	2,329,000	35,338,771
Toyota Industries Corp.	452,800	38,287,427
		293,564,843
Automobiles — 7.2%
Honda Motor Co. Ltd.	5,034,200	152,109,771
Isuzu Motors Ltd.	1,702,900	22,280,068
Mazda Motor Corp.(a)	1,755,900	14,826,481
Nissan Motor Co. Ltd.(a)	7,168,200	35,131,189
Subaru Corp.	1,900,100	36,631,646
Suzuki Motor Corp.	1,137,300	48,786,167
Toyota Motor Corp.	6,549,300	542,328,681
Yamaha Motor Co. Ltd.	868,600	25,105,504
		877,199,507
Banks — 4.7%
Chiba Bank Ltd. (The)	1,636,900	10,349,603
Concordia Financial Group Ltd.	3,361,700	12,247,266
Japan Post Bank Co. Ltd.	1,250,600	10,586,892
Mitsubishi UFJ Financial Group Inc.	37,745,880	212,899,506
Mizuho Financial Group Inc.	7,448,858	113,151,937
Resona Holdings Inc.	6,593,400	27,962,712
Shizuoka Bank Ltd. (The)	1,378,300	10,853,479
Sumitomo Mitsui Financial Group Inc.	4,030,800	144,587,322
Sumitomo Mitsui Trust Holdings Inc.	1,042,932	35,712,677
		578,351,394
Beverages — 1.2%
Asahi Group Holdings Ltd.	1,409,000	66,691,972
Ito En Ltd.	165,700	9,125,254
Kirin Holdings Co. Ltd.	2,540,100	51,181,147
Suntory Beverage & Food Ltd.	429,400	15,788,827
		142,787,200
Biotechnology — 0.1%
PeptiDream Inc.(a)	295,800	13,756,186

Building Products — 1.8%
AGC Inc.	597,000	25,828,929
Daikin Industries Ltd.	769,800	150,596,235
Lixil Corp.	822,400	21,479,254
TOTO Ltd.	437,200	23,338,898
		221,243,316
Capital Markets — 1.1%
Daiwa Securities Group Inc.	4,460,400	25,462,086
Japan Exchange Group Inc.	1,573,400	36,120,608
Nomura Holdings Inc.	9,457,900	51,490,185
Security	Shares	Value

Capital Markets (continued)
SBI Holdings Inc.	751,810	$18,825,453
		131,898,332
Chemicals — 4.0%
Asahi Kasei Corp.	3,873,900	42,236,381
JSR Corp.	628,400	18,376,015
Kansai Paint Co. Ltd.	540,100	14,475,818
Mitsubishi Chemical Holdings Corp.	3,953,600	31,344,616
Mitsubishi Gas Chemical Co. Inc.	487,900	11,284,068
Mitsui Chemicals Inc.	571,600	18,972,904
Nippon Paint Holdings Co. Ltd.	2,197,900	31,539,960
Nippon Sanso Holdings Corp.	468,100	9,156,184
Nissan Chemical Corp.	380,600	19,540,651
Nitto Denko Corp.	465,600	35,815,252
Shin-Etsu Chemical Co. Ltd.	1,094,200	186,583,956
Sumitomo Chemical Co. Ltd.	4,600,700	24,974,217
Toray Industries Inc.	4,282,200	27,516,178
Tosoh Corp.	803,100	13,901,569
		485,717,769
Commercial Services & Supplies — 0.7%
Dai Nippon Printing Co. Ltd.	726,700	15,524,478
Secom Co. Ltd.	648,400	50,420,585
Sohgo Security Services Co. Ltd.	220,600	10,034,065
Toppan Printing Co. Ltd.	809,900	14,078,037
		90,057,165
Construction & Engineering — 0.6%
Kajima Corp.	1,387,600	19,061,905
Obayashi Corp.	2,005,200	16,751,776
Shimizu Corp.	1,704,400	13,874,749
Taisei Corp.	589,400	20,417,499
		70,105,929
Consumer Finance — 0.0%
Acom Co. Ltd.	1,183,400	5,255,224

Diversified Financial Services — 0.7%
Mitsubishi HC Capital Inc.	2,038,400	11,276,594
ORIX Corp.	3,771,700	65,968,218
Tokyo Century Corp.	113,900	6,642,148
		83,886,960
Diversified Telecommunication Services — 0.9%
Nippon Telegraph & Telephone Corp.	3,974,900	106,246,067

Electric Utilities — 0.6%
Chubu Electric Power Co. Inc.	1,997,500	23,793,193
Kansai Electric Power Co. Inc. (The)	2,184,100	20,594,192
Tohoku Electric Power Co. Inc.	1,319,900	10,674,036
Tokyo Electric Power Co. Holdings Inc.(a)	4,714,200	14,499,905
		69,561,326
Electrical Equipment — 2.1%
Fuji Electric Co. Ltd.	391,900	18,182,854
Mitsubishi Electric Corp.	5,635,800	86,358,765
Nidec Corp.	1,381,800	156,388,504
		260,930,123
Electronic Equipment, Instruments & Components — 5.7%
Azbil Corp.	380,900	15,156,063
Hamamatsu Photonics KK	433,200	26,172,708
Hirose Electric Co. Ltd.	100,258	14,175,951
Ibiden Co. Ltd.	328,700	15,115,428
Keyence Corp.	600,804	293,123,316
Kyocera Corp.	991,100	60,377,853

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Murata Manufacturing Co. Ltd.	1,775,100	$133,299,830
Omron Corp.	573,200	44,727,523
Shimadzu Corp.	731,400	25,423,340
TDK Corp.	400,200	50,469,911
Yokogawa Electric Corp.	705,100	11,063,929
		689,105,852
Entertainment — 2.6%
Capcom Co. Ltd.	543,100	17,800,598
Koei Tecmo Holdings Co. Ltd.	179,960	8,473,535
Konami Holdings Corp.	285,600	18,172,186
Nexon Co. Ltd.	1,506,700	35,451,496
Nintendo Co. Ltd.	345,600	213,150,777
Square Enix Holdings Co. Ltd.	264,800	14,085,987
Toho Co. Ltd.	345,500	14,217,917
		321,352,496
Equity Real Estate Investment Trusts (REITs) — 1.5%
Daiwa House REIT Investment Corp.	6,103	16,982,962
GLP J-REIT	12,803	21,786,140
Japan Metropolitan Fund Invest	21,582	21,705,911
Japan Real Estate Investment Corp.	3,848	23,082,682
Nippon Building Fund Inc.	4,592	28,984,257
Nippon Prologis REIT Inc.	6,354	19,642,002
Nomura Real Estate Master Fund Inc.	13,104	20,664,365
Orix JREIT Inc.	8,153	15,066,917
United Urban Investment Corp.	9,148	13,052,337
		180,967,573
Food & Staples Retailing — 1.7%
Aeon Co. Ltd.	2,019,300	53,701,646
Cosmos Pharmaceutical Corp.	61,800	8,561,812
Kobe Bussan Co. Ltd.	426,200	10,693,392
Lawson Inc.	153,300	6,860,877
Seven & i Holdings Co. Ltd.	2,326,680	100,010,621
Tsuruha Holdings Inc.	122,100	14,776,262
Welcia Holdings Co. Ltd.	289,800	8,821,530
		203,426,140
Food Products — 1.2%
Ajinomoto Co. Inc.	1,441,400	32,950,721
Kikkoman Corp.	449,000	28,906,454
MEIJI Holdings Co. Ltd.	378,756	23,402,025
NH Foods Ltd.	254,300	10,091,900
Nisshin Seifun Group Inc.	610,875	9,109,588
Nissin Foods Holdings Co. Ltd.	197,200	14,209,095
Toyo Suisan Kaisha Ltd.	268,700	10,732,991
Yakult Honsha Co. Ltd.	396,100	21,246,163
		150,648,937
Gas Utilities — 0.5%
Osaka Gas Co. Ltd.	1,158,000	21,701,541
Toho Gas Co. Ltd.	228,300	12,449,572
Tokyo Gas Co. Ltd.	1,161,300	22,861,244
		57,012,357
Health Care Equipment & Supplies — 3.0%
Asahi Intecc Co. Ltd.	644,100	15,825,334
Hoya Corp.	1,151,300	149,665,705
Olympus Corp.	3,598,300	76,626,129
Sysmex Corp.	517,300	52,329,168
Terumo Corp.	1,993,500	76,166,831
		370,613,167
Security	Shares	Value

Health Care Providers & Services — 0.1%
Medipal Holdings Corp.	566,300	$10,760,859

Health Care Technology — 0.7%
M3 Inc.	1,362,400	91,471,516

Hotels, Restaurants & Leisure — 0.8%
McDonald’s Holdings Co. Japan Ltd.(b)	248,500	11,198,201
Oriental Land Co. Ltd.	617,700	91,385,992
		102,584,193
Household Durables — 4.6%
Casio Computer Co. Ltd.	599,900	10,362,718
Iida Group Holdings Co. Ltd.	454,580	12,005,282
Panasonic Corp.	6,818,715	76,859,093
Rinnai Corp.	111,600	10,809,087
Sekisui Chemical Co. Ltd.	1,182,800	19,968,660
Sekisui House Ltd.	1,902,800	39,287,338
Sharp Corp.	661,400	11,973,003
Sony Group Corp.	3,894,000	380,675,943
		561,941,124
Household Products — 0.6%
Lion Corp.	692,700	12,075,366
Pigeon Corp.	356,900	9,995,549
Unicharm Corp.	1,246,100	48,909,589
		70,980,504
Industrial Conglomerates — 1.7%
Hitachi Ltd.	2,988,700	155,305,986
Toshiba Corp.	1,265,300	52,679,343
		207,985,329
Insurance — 2.6%
Dai-ichi Life Holdings Inc.	3,145,300	63,648,034
Japan Post Holdings Co. Ltd.	4,863,400	40,223,299
Japan Post Insurance Co. Ltd.	694,900	13,242,955
MS&AD Insurance Group Holdings Inc.	1,374,440	41,683,175
Sompo Holdings Inc.	979,550	39,168,956
T&D Holdings Inc.	1,661,400	22,433,829
Tokio Marine Holdings Inc.	1,950,900	91,578,893
		311,979,141
Interactive Media & Services — 0.4%
Kakaku.com Inc.	407,300	12,325,716
Z Holdings Corp.	8,192,600	38,260,260
		50,585,976
Internet & Direct Marketing Retail — 0.5%
Mercari Inc.(a)(b)	315,600	14,819,134
Rakuten Group Inc.	2,673,700	30,410,514
ZOZO Inc.(b)	388,000	13,007,541
		58,237,189
IT Services — 2.5%
Fujitsu Ltd.	607,200	98,110,176
GMO Payment Gateway Inc.	127,448	15,174,400
Itochu Techno-Solutions Corp.	295,300	9,250,421
NEC Corp.	758,300	35,169,188
Nomura Research Institute Ltd.	1,088,312	34,476,816
NTT Data Corp.	1,948,900	31,476,388
Obic Co. Ltd.	215,300	40,078,003
Otsuka Corp.	353,900	18,831,108
SCSK Corp.	161,400	9,295,991
TIS Inc.	691,300	17,662,789
		309,525,280

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products — 1.0%
Bandai Namco Holdings Inc.	616,998	$43,966,160
Shimano Inc.	229,000	51,618,129
Yamaha Corp.	408,100	24,288,235
		119,872,524
Machinery — 5.7%
Daifuku Co. Ltd.	312,800	26,040,905
Fanuc Corp.	592,700	140,968,490
Harmonic Drive Systems Inc.	131,700	7,051,960
Hino Motors Ltd.	887,100	8,195,861
Hitachi Construction Machinery Co. Ltd.	335,200	11,024,588
Hoshizaki Corp.	168,800	14,895,403
Komatsu Ltd.	2,703,800	78,563,765
Kubota Corp.	3,172,200	71,450,399
Kurita Water Industries Ltd.	305,000	13,928,059
Makita Corp.	691,700	33,163,959
MinebeaMitsumi Inc.	1,119,400	30,169,092
Misumi Group Inc.	876,100	27,952,400
Mitsubishi Heavy Industries Ltd.	989,700	29,777,031
Miura Co. Ltd.	267,300	12,189,481
Nabtesco Corp.	347,800	15,814,561
NGK Insulators Ltd.	796,000	13,811,082
NSK Ltd.	1,191,600	11,207,455
SMC Corp.	177,000	105,191,863
THK Co. Ltd.	366,600	11,807,414
Yaskawa Electric Corp.	741,200	35,586,173
		698,789,941
Marine — 0.2%
Nippon Yusen KK	498,900	20,393,575

Media — 0.5%
CyberAgent Inc.	1,249,300	24,924,334
Dentsu Group Inc.	657,500	22,346,878
Hakuhodo DY Holdings Inc.	721,500	11,837,468
		59,108,680
Metals & Mining — 1.0%
Hitachi Metals Ltd.(a)	662,200	12,752,256
JFE Holdings Inc.	1,517,850	20,048,718
Nippon Steel Corp.	2,641,070	49,148,609
Sumitomo Metal Mining Co. Ltd.	763,300	33,927,754
		115,877,337
Multiline Retail — 0.3%
Pan Pacific International Holdings Corp.	1,277,800	25,042,372
Ryohin Keikaku Co. Ltd.	785,300	14,810,940
		39,853,312
Oil, Gas & Consumable Fuels — 0.6%
ENEOS Holdings Inc.	9,476,095	38,919,916
Idemitsu Kosan Co. Ltd.	647,929	15,202,848
Inpex Corp.	3,160,900	21,581,281
		75,704,045
Paper & Forest Products — 0.1%
Oji Holdings Corp.	2,589,800	15,249,995

Personal Products — 1.8%
Kao Corp.	1,488,400	90,472,582
Kobayashi Pharmaceutical Co. Ltd.	164,200	14,512,390
Kose Corp.	103,600	16,144,571
Pola Orbis Holdings Inc.	278,300	7,198,137
Shiseido Co. Ltd.	1,235,200	88,900,014
		217,227,694
Security	Shares	Value

Pharmaceuticals — 5.7%
Astellas Pharma Inc.	5,749,050	$93,659,717
Chugai Pharmaceutical Co. Ltd.	2,073,900	78,833,512
Daiichi Sankyo Co. Ltd.	5,254,407	120,483,542
Eisai Co. Ltd.	732,500	48,889,144
Hisamitsu Pharmaceutical Co. Inc.	158,100	8,600,223
Kyowa Kirin Co. Ltd.	837,000	25,113,925
Nippon Shinyaku Co. Ltd.	151,800	10,796,662
Ono Pharmaceutical Co. Ltd.	1,142,000	25,659,027
Otsuka Holdings Co. Ltd.	1,205,800	49,568,468
Santen Pharmaceutical Co. Ltd.	1,112,500	14,777,386
Shionogi & Co. Ltd.	817,800	41,310,790
Sumitomo Dainippon Pharma Co. Ltd.	540,500	10,215,057
Taisho Pharmaceutical Holdings Co. Ltd.	102,000	5,754,940
Takeda Pharmaceutical Co. Ltd.	4,867,700	164,347,368
		698,009,761
Professional Services — 2.0%
Nihon M&A Center Inc.	935,000	22,272,989
Persol Holdings Co. Ltd.	537,800	10,086,463
Recruit Holdings Co. Ltd.	4,189,600	210,870,257
		243,229,709
Real Estate Management & Development — 2.0%
Daito Trust Construction Co. Ltd.	202,200	21,117,343
Daiwa House Industry Co. Ltd.	1,748,700	50,733,797
Hulic Co. Ltd.	832,100	9,291,457
Mitsubishi Estate Co. Ltd.	3,651,800	58,652,081
Mitsui Fudosan Co. Ltd.	2,831,700	65,376,710
Nomura Real Estate Holdings Inc.	348,300	8,869,361
Sumitomo Realty & Development Co. Ltd.	955,600	31,487,420
		245,528,169
Road & Rail — 2.5%
Central Japan Railway Co.	445,300	65,677,172
East Japan Railway Co.	933,600	64,891,287
Hankyu Hanshin Holdings Inc.	706,700	21,931,786
Keio Corp.	317,600	19,590,904
Keisei Electric Railway Co. Ltd.	393,600	12,055,307
Kintetsu Group Holdings Co. Ltd.(a)	520,600	18,227,711
Nippon Express Co. Ltd.	237,200	18,877,407
Odakyu Electric Railway Co. Ltd.	910,300	23,342,930
Tobu Railway Co. Ltd.	583,100	14,742,888
Tokyu Corp.	1,551,100	20,623,943
West Japan Railway Co.	502,200	28,356,528
		308,317,863
Semiconductors & Semiconductor Equipment — 3.3%
Advantest Corp.	616,200	55,197,130
Disco Corp.	89,300	27,149,953
Lasertec Corp.	232,900	43,431,265
Renesas Electronics Corp.(a)	2,674,500	26,480,398
Rohm Co. Ltd.	270,300	25,394,792
SUMCO Corp.	854,200	19,653,448
Tokyo Electron Ltd.	461,352	203,968,436
		401,275,422
Software — 0.3%
Oracle Corp. Japan(a)	118,800	10,743,800
Trend Micro Inc.	406,400	20,455,175
		31,198,975
Specialty Retail — 1.9%
ABC-Mart Inc.	97,500	5,534,003
Fast Retailing Co. Ltd.	180,200	145,438,822

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Hikari Tsushin Inc.	64,700	$12,805,276
Nitori Holdings Co. Ltd.	247,400	42,575,536
USS Co. Ltd.	677,100	11,755,475
Yamada Holdings Co. Ltd.	2,161,600	10,446,305
		228,555,417
Technology Hardware, Storage & Peripherals — 1.7%
Brother Industries Ltd.	733,800	15,173,189
Canon Inc.	3,088,850	71,921,673
FUJIFILM Holdings Corp.	1,112,400	76,931,821
Ricoh Co. Ltd.	2,070,200	24,319,001
Seiko Epson Corp.	863,800	15,126,395
		203,472,079
Tobacco — 0.6%
Japan Tobacco Inc.	3,705,500	72,752,867

Trading Companies & Distributors — 3.7%
Itochu Corp.	3,670,500	108,125,279
Marubeni Corp.	4,828,300	42,208,369
Mitsubishi Corp.	3,899,600	105,493,212
Mitsui & Co. Ltd.	4,772,000	104,275,028
MonotaRO Co. Ltd.	778,200	17,932,975
Sumitomo Corp.	3,476,200	48,060,286
Toyota Tsusho Corp.	656,000	29,110,637
		455,205,786
Wireless Telecommunication Services — 4.7%
KDDI Corp.	4,980,600	168,333,049
Softbank Corp.	8,869,300	113,239,365
SoftBank Group Corp.	3,871,900	290,291,990
		571,864,404
Total Common Stocks — 99.0%
(Cost: $11,640,224,627)		12,069,767,517
Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	9,679,819	$9,685,627
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	4,400,000	4,400,000
		14,085,627
Total Short-Term Investments — 0.1%
(Cost: $14,084,659)		14,085,627

Total Investments in Securities — 99.1%
(Cost: $11,654,309,286)		12,083,853,144

Other Assets, Less Liabilities — 0.9%		110,287,690

Net Assets—100.0%		$12,194,140,834

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

											Capital
											Gain
						Change in					Distributions
						Unrealized		Shares			from
	Value at	Purchases		Proceeds	Net Realized	Appreciation	Value at	Held at			Underlying
Affiliated Issuer	08/31/20	at Cost		from Sales	Gain (Loss)	(Depreciation)	05/31/21	05/31/21	Income		Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$9,684,539	(a)	$—	$120	$968	$9,685,627	9,679,819	$15,584	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,320,000	80,000	(a)	—	—	—	4,400,000	4,400,000	2,727		—
					$120	$968	$14,085,627		$18,311		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan ETF
May 31, 2021

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Mini TOPIX Index	726	06/10/21	$127,472	$(1,534,076)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$21,786,140	$12,047,981,377	$—	$12,069,767,517
Money Market Funds	14,085,627	—	—	14,085,627
	$35,871,767	$12,047,981,377	$—	$12,083,853,144
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,534,076)	$—	$—	$(1,534,076)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.